Cash Flow Analysis - Investing Activities, Proceeds and Payments on Financial Investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [line items]
Proceeds on financial investments not included under cash equivalents	€ 1,004	€ 296	€ 489
Payments on financial investments not included under cash equivalents	(965)	(1,106)	(265)
Legal deposits
Disclosure of associates [line items]
Payments on financial investments not included under cash equivalents	(54)	(75)	(104)
Mediaset Premium
Disclosure of associates [line items]
Payments on financial investments not included under cash equivalents	0	0	(20)
Long-term deposits
Disclosure of associates [line items]
Payments on financial investments not included under cash equivalents	0	(150)	0
Collateral guarantees on derivatives
Disclosure of associates [line items]
Proceeds on financial investments not included under cash equivalents	806	72	0
Payments on financial investments not included under cash equivalents	(754)	(781)	0
Other Investments
Disclosure of associates [line items]
Payments on financial investments not included under cash equivalents	(157)	(100)	(141)
Indra
Disclosure of associates [line items]
Proceeds on financial investments not included under cash equivalents	0	0	85
China Unicom
Disclosure of associates [line items]
Proceeds on financial investments not included under cash equivalents	0	72	322
Seguros de Vida y Pensiones Antares, S.A. Life insurance, pensions and health insurance
Disclosure of associates [line items]
Proceeds on financial investments not included under cash equivalents	78	49	0
Shortcut I GmbH & Co. KG Technological innovation based business project development
Disclosure of associates [line items]
Proceeds on financial investments not included under cash equivalents	21	0	0
Other Associates
Disclosure of associates [line items]
Proceeds on financial investments not included under cash equivalents	€ 99	€ 103	€ 82